Consolidated Income Statements - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenue	$ 3,233,000,000	$ 2,679,000,000	$ 2,703,000,000
Cost of sales	(154,000,000)	(106,000,000)	(131,000,000)
Gross profit	3,079,000,000	2,573,000,000	2,572,000,000
Research and development	(1,979,000,000)	(1,133,000,000)	(995,000,000)
Selling, general and administrative	(983,000,000)	(762,000,000)	(897,000,000)
Impairment of long-lived assets	0	0	(21,000,000)
Disposal, restructuring and other operating expenses, net	(6,000,000)	(7,000,000)	(26,000,000)
Total operating expense	(2,968,000,000)	(1,902,000,000)	(1,939,000,000)
Operating income (loss)	111,000,000	671,000,000	633,000,000
Income (loss) from equity investments, net	(20,000,000)	(45,000,000)	141,000,000
Interest income, net	110,000,000	42,000,000	2,000,000
Other non-operating income (loss), net	11,000,000	3,000,000	10,000,000
Income (loss) before income taxes	212,000,000	671,000,000	786,000,000
Income tax benefit (expense)	93,800,000	(146,800,000)	(109,700,000)
Net income (loss) from continuing operations	306,000,000	524,000,000	676,000,000
Loss from discontinued operations before income taxes	0	0	(99,000,000)
Income tax benefit (expense) from discontinued operations	0	0	(28,000,000)
Net loss from discontinued operations	0	0	(127,000,000)
Net income (loss)	$ 306,000,000	$ 524,000,000	$ 549,000,000
Net income (loss) per share attributable to ordinary shareholders – basic
Net income from continuing operations (in USD per share)	$ 0.30	$ 0.51	$ 0.66
Net loss from discontinued operation (in USD per share)	0	0	(0.12)
Net income (loss) per share - basic (in USD per share)	0.30	0.51	0.54
Net income (loss) per share attributable to ordinary shareholders – diluted
Net income from continuing operations (in USD per share)	0.29	0.51	0.66
Net loss from discontinued operation (in USD per share)	0	0	(0.12)
Net income (loss) per share - diluted (in USD per share)	$ 0.29	$ 0.51	$ 0.54
Weighted average ordinary shares outstanding
Basic (in shares)	1,027,443,122	1,025,234,000	1,025,234,000
Diluted (in shares)	1,044,497,032	1,027,505,008	1,025,234,000
External Customers
Revenue	$ 2,509,000,000	$ 2,025,000,000	$ 2,219,000,000
Related Party
Revenue	$ 724,000,000	$ 654,000,000	$ 484,000,000